Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 2,846	$ 2,367
Work in process	7,575	3,553
Finished goods	6,108	1,717
Total inventories	$ 16,529	$ 7,637